Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]

(in thousands of $)	2013	2012
Total long-term debt due to third parties	889,471	704,519
Less: current portion of long-term debt due to third parties	(156,363)	(64,822)
Total long-term debt due to third parties	733,108	639,697
Total long-term debt due to related parties	—	34,953
Long-term debt	733,108	674,650

Schedule of Maturities of Long-term Debt [Table Text Block]
outstanding debt as of December 31, 2013 is repayable as follows:

Year Ending December 31, (in thousands of $)
2014	156,363
2015	99,782
2016	62,550
2017	276,651
2018	230,942
2019 and thereafter	63,183
Total	889,471

Schedule of Long-term Debt Instruments [Table Text Block]
At December 31, 2013, the maturity dates for our debt were as follows:

(in thousands of $)	2013	2012	Maturity date
Mazo facility	—	13,521	2013
Golar Maria facility	84,525	—	2014
High-yield bonds	214,100	233,804	2017
Golar LNG Partners credit facility	160,500	247,500	2018
Golar Partners Operating credit facility	215,000	—	2018
Golar Freeze facility	74,646	89,647	2015/2018*
NR Satu facility	140,700	155,000	2019
	889,471	739,472
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*The Commercial Loan facility tranche matures in 2015 and the Exportfinans Loan facility tranche matures in 2018.